(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
(Loss) Earnings Per Share
18.	(LOSS) EARNINGS PER SHARE

Basic (loss) earnings per share is computed by dividing net (loss) income available to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2021, 2022 and 2023:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator
Net (loss) income available to Full Truck Alliance Co. Ltd.	(3,654,448)	406,762	2,212,888
Deemed dividend	(518,432)	—	—
Net (loss) income available to ordinary shareholders—basic	(4,172,880)	406,762	2,212,888
Dilutive effect arising from stock options of a subsidiary	—	—	(23)

Net (loss) income available to ordinary shareholders—diluted	(4,172,880)	406,762	2,212,865
Denominator
Weighted average number of ordinary shares outstanding—basic	13,445,972,280	21,517,856,981	21,111,924,886
Adjustments for dilutive share options of the Group	—	61,759,408	50,426,575

Weighted average number of ordinary shares outstanding—diluted	13,445,972,280	21,579,616,389	21,162,351,461
(Loss) earnings per share—basic	(0.31)	0.02	0.10

(Loss) earnings per share—diluted	(0.31)	0.02	0.10

Diluted (loss) earnings per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective year. The restricted shares issued by the Group’s subsidiary were not considered in the calculation of diluted (loss) earnings per share as their effect would have been anti-dilutive. In addition, for the year ended December 31, 2021, 428,577,773 share options of the Company were excluded from the computation of diluted (loss) earnings per share as their effects would have been anti-dilutive.
Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right, as such, this dual class share structure has no impacts to the (loss) earnings per share calculation. Basic and diluted (loss) earnings per share are the same for each Class A ordinary share and Class B ordinary share.